Goodwill	9 Months Ended
Sep. 30, 2024
Goodwill [Abstract]
Goodwill

13 Goodwill

Goodwill represents the positive difference between consideration paid to purchase a business and the net fair value of identifiable assets and liabilities of the acquired entity. Goodwill is recognized as an asset and included in “Goodwill” in the Statement of Financial Position. Goodwill is related to an expectation of future earnings of the acquired subsidiary after assets and liabilities are combined with the Group and cost savings resulting from synergies expected to be achieved upon the integration of the acquired business.

Changes in goodwill:

	September 30, 2024	December 31, 2023
Balance at the beginning of the period	6,105,020	5,828,691
Business combinations adjustments	—	11,842
Exchange rate variation	(256,698)	264,487
Balance at the end of the period	5,848,322	6,105,020

CGUs	September 30, 2024	December 31, 2023
Brazil Beef	1,664,787	1,873,448
Seara	681,823	766,970
USA Pork	694,534	777,583
Moy Park (1)	—	694,534
Pilgrim’s Food Masters (PFM) (1)	—	280,915
Australia Smallgoods	314,839	310,598
Australia Meat	284,751	336,683
PPC - Fresh Poultry (1)	426,901	—
PPC - Brands & Snacking (1)	279,722	—
PPC - Fresh Pork/Lamb (1)	215,380	—
PPC - Food Service (1)	184,125	—
PPC - Meals (1)	62,011	—
Others CGUs without significant goodwill	1,039,449	1,064,289
Total	5,848,322	6,105,020

For the nine-month period ended September 30, 2024 and 2023 there were no indicators of impairment of goodwill within any CGU.

(1)	On July 1, 2024, the Company effectively completed the reorganization of the cash-generating units (CGU) Moy Park and Pilgrim’s Food Masters, driven by restructuring initiatives at its indirect subsidiary, Pilgrim’s Pride Corporation (“PPC”) in Europe. The purpose of these activities is to integrate core operations and reallocate processing capacities across production facilities, resulting in the closure of some facilities in Europe. As a result of this reorganization, the Company reassigned assets and liabilities to the applicable CGUs and allocated goodwill using the relative net assets approach. The new CGUs are Fresh Pork/Lamb, Fresh Poultry, Food Service, Meals, and Brands & Snacking. The Company then performed an interim impairment test on the CGUs on both a pre- and post reorganization basis. There was no impairment recognized in the nine-month period ended September 30, 2024 as a result of these tests.

The Company additionally assessed if its reorganization indicated that any carrying amounts of its non-goodwill intangible assets might not be recoverable. The reorganization did not result in any change in business use for any of the intangible assets and therefore, the Company determined that no indicators were present that required the test of the recoverability of the asset group-level carrying amounts of its intangible assets in the nine-month period ended September 30, 2024.